PROPERTY, PLANT AND EQUIPMENT (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Statement [Line Items]
Right of use assets	$ 284,379	$ 324,337	$ 0
IFRS 16 [Member]
Statement [Line Items]
Right of use assets	252,085
Assets From Leasings - IAS 17	72,252
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Statement [Line Items]
Increase (decrease) for changes in accounting policies	$ 324,337